[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 17, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Financial Trust
         Securities Act of 1933 Registration No. 33-10327
         Investment Company Act of 1940 File No. 811-4911
         CIK 0000806390
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Financial Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on February 28, 2001 (EDGAR accession number 0000912057-01-006941) and June 28, 2001 (EDGAR accession number 0000912057-01-521859), respectively.

                                                              PROSPECTUSES
                          FUND                                DATED MARCH 1, 2001

                                                              CHINESE     SPANISH
                          State Street Research
                          Government Income Fund                             X

                          State Street Research
                          International Equity Fund                          X

                                                              PROSPECTUSES
                          FUND                                DATED JULY 1, 2001

                                                              CHINESE    SPANISH
                          State Street Research
                          Health Sciences Fund                              X

                          State Street Research
                          Concentrated Growth Fund                          X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
FINANCIAL TRUST


By:      /s/ Amy L. Simmons
         --------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company